INCOME TAX EXPENSE (Reconciliation of effective income tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax [Abstract]
Income before income tax	$ 1,359,809	$ 1,118,457	$ 267,099
Income tax expense at statutory tax rate	(387,666)	(324,592)	(135,974)
Non taxable income	16,232	606	4,980
Non deductible expenses	(24,070)	(5,838)	(19,408)
Effect of currency translation on tax base	51,167	(81,042)	(64,175)
Withholding tax on dividend distributions	0	(2,690)	4,177
Effect of changes in tax law	7,455	2,028	3,080
Income tax expense	$ (336,882)	$ (411,528)	$ (207,320)